Share-based payment (Details) - Schedule of change of awards	12 Months Ended
	Dec. 31, 2020 $ / shares ₪ / shares shares	Dec. 31, 2020 ₪ / shares shares	Dec. 31, 2019 $ / shares ₪ / shares shares	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2018 ₪ / shares shares
Schedule of change of awards [Abstract]
Number of Options, Outstanding at beginning of year	2,336,554	2,336,554	2,445,597	2,445,597	2,572,372
Weighted Average Exercise Price, Outstanding at beginning of year | (per share)	$ 68	₪ 27.87		₪ 29.99	₪ 32.47
Number of Options, Granted	382,000	382,000	443,800	443,800	617,825
Weighted Average Exercise Price, Granted | ₪ / shares		₪ 24.36		₪ 20.64	₪ 19.02
Number of Options, Exercised	(449,093)	(449,093)	(67,470)	(67,470)	(53,584)
Weighted Average Exercise Price, Exercised | ₪ / shares		₪ 18.49		₪ 32.30	₪ 15.77
Number of Options, Forfeited	(608,503)	(608,503)	(485,373)	(485,373)	(691,016)
Weighted Average Exercise Price, Forfeited | ₪ / shares		₪ 51.68		₪ 16.98	₪ 30.51
Number of Options, Outstanding at end of year	1,660,958	1,660,958	2,336,554	2,336,554	2,445,597
Weighted Average Exercise Price, Outstanding at end of year | (per share)	$ 82	₪ 20.38	$ 68	₪ 27.87	₪ 29.99
Number of Options, Exercisable at end of year	799,640	799,640	1,412,023	1,412,023	1,406,048
Weighted Average Exercise Price, Exercisable at end of year | ₪ / shares	$ 18.97	₪ 18.97	$ 33.17	₪ 33.17	₪ 38.02
The weighted average remaining contractual life for the share options	4 years 65 days	4 years 65 days	3 years 142 days	3 years 142 days	3 years 229 days